Financial Assets And Financial Liabilities - (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Summary of Current and non-current financial assets

A. Current and non-current financial assets

	December 31, 2024		December 31, 2023
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	29,243	—	43,258
Other receivables	—	428	—	140
Loans to employees	180	—	180	18

Trade and other financial receivables	180	29,671	180	43,416

Guarantee deposit	1,170	—	1,341	—
Non-current financial assets	1,170	—	1,341	—

Guarantee deposit	—	209	—	82
Financial investments	—	25,901	—	5,728

Other current financial assets	—	26,110	—	5,810

Total	1,350	55,781	1,521	49,226

Summary of Financial assets by class and category

C. Financial assets by class and category

	December 31, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	29,243	—	—	29,243
Other receivables	428	—	—	428
Loans to employees	180	—	—	180
Trade and other financial receivables	29,851	—	—	29,851
Guarantee deposit	1,170	—	—	1,170
Non-current financial assets	1,170	—	—	1,170
Guarantee deposit	209	—	—	209
Financial investments	323	25,303	275	25,901
Other current financial assets	532	25,303	275	26,110
Total	31,553	25,303	275	57,131

	December 31, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	43,258	—	—	43,258
Other receivables	140	—	—	140
Loans to employees	198	—	—	198
Trade and other financial receivables	43,596	—	—	43,596
Guarantee deposit	1,341	—	—	1,341
Non-current financial assets	1,341	—	—	1,341
Guarantee deposit	82	—	—	82
Financial investments	302	5,187	239	5,728
Other current financial assets	384	5,187	239	5,810
Total	45,321	5,187	239	50,747

Summary of Loans and borrowings

Loans and borrowings

	December 31, 2024		December 31, 2023
(In thousand Euros)	Non- current	Current	Non- current	Current
Loans	66,659	43,179	80,861	32,037
Working capital lines of credit and others	—	88,631	—	94,459
Loans and borrowings	66,659	131,810	80,861	126,496
Derivative warrant liabilities	—	2,168	—	3,119
Lease liabilities (see note 9)	31,742	4,664	34,063	4,914

Total	98,401	138,642	114,924	134,529

Summary of Details of the maturities, by year, of the principals and interest

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of December 31, 2024 and December 31, 2023, are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
2024	—	136,179
2025	139,103	31,317
2026	33,962	26,379
2027	21,545	17,699
2028	13,814	12,831
2029	3,356	-
More than five years	2,554	4,784

Total	214,334	229,189

Summary of Details of loan and borrowings

(In thousand Euros)		December 31, 2024
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	5,703	7,099		12,802
Floating rate loan	EUR	114,804	3,203	2,735	120,742
Covenant Loan	EUR	11,078	49,850		60,928

Total		131,585	60,152	2,735	194,472

Borrowings
Fixed rate loan	EUR	225	742	3,030	3,997

Total		225	742	3,030	3,997

Total		131,810	60,894	5,765	198,469

(In thousand Euros)		December 31, 2023
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	19,927	4,914	429	25,270
Floating rate loan	EUR	98,149	6,201	10,274	114,624
Covenant Loan	EUR	8,270	36,818	19,719	64,807

Total		126,346	47,933	30,422	204,701

Borrowings
Fixed rate loan	EUR	150	459	2,047	2,656

Total		150	459	2,047	2,656

Total		126,496	48,392	32,469	207,357

Summary of Movement in the derivative warrant liabilities

Movement in the derivative warrant liabilities for the year ended December 31, 2024 and 2023 is summarized as follows:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2022	5,259,506	2,170	8,883,333	3,664	—	—	—	—	14,142,839	5,834
Warrants issuance	—	—	—	—	1,007,894	3,893	—	—	1,007,894	3,893
Change in fair value of derivative warrant liabilities	—	(1,440)	—	(2,433)	—	(2,603)	—	—	—	(6,476)
Exchange differences	—	(17)	—	(29)	—	(86)	—	—	—	(132)
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	—	—	15,150,733	3,119
Warrants issuance	—	—	—	—	—	—	13,102,971	9,517	13,102,971	9,517
Public warrants exercises in January 2024	(387)	—	—	—	—	—	—	—	(387)	—
Change in fair value of derivative warrant liabilities	—	(300)	—	(507)	—	(1,120)	—	(8,671)	—	(10,598)
Exchange differences	—	(271)	—	(456)	—	120	—	737	—	130
At December 31, 2024	5,259,119	142	8,883,333	239	1,007,894	204	13,102,971	1,583	28,253,317	2,168

Summary of Reconciliation of movements of liabilities to cash flows

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total

Balance at January 1, 2024	207,357	3,119	38,977	249,453

Proceeds from loans	759,526	—	—	759,526
Principal paid on lease liabilities	—	—	(5,846)	(5,846)
Interest paid on lease liabilities	—	—	(1,911)	(1,911)
Repayments of loans	(770,956)	—	—	(770,956)
Interest and bank fees paid	(19,639)	—	—	(19,639)
Total changes from financing cash flows	(31,069)	—	(7,757)	(38,826)
The effect of changes in foreign exchange rates	735	130	(35)	830
Change in fair value of derivative warrant liabilities	—	(1,081)	—	(1,081)
New leases	—	—	3,310	3,310
Governmental loan receivable	1,447	—	—	1,447
Interest and bank fees expenses	19,999		1,911	21,910
Other				—
Total liability-related other changes	21,446	(1,081)	5,221	25,586
Balance at December 31, 2024	198,469	2,168	36,406	237,043

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762
Proceeds from loans	419,471	—	—	419,471
Principal paid on lease liabilities	—	—	(2,809)	(2,809)
Interest paid on lease liabilities	—	—	(1,341)	(1,341)
Repayments of loans	(337,977)	—	—	(337,977)
Interest and bank fees paid	(18,908)	—	—	(18,908)
Total changes from financing cash flows	62,586	—	(4,150)	58,436
The effect of changes in foreign exchange rates	(149)	(132)	(160)	(441)
Change in fair value of derivative warrant liabilities	—	(6,476)	—	(6,476)
New leases	—	—	1,386	1,386
Business combinations	—	—	13,014	13,014
Transfers	(3,893)	3,893	—	—
Interest and bank fees expenses	13,906	—	1,341	15,247
Other	1,280	—	245	1,525
Total liability-related other changes	11,293	(2,583)	15,986	24,696

Balance at December 31, 2023	207,357	3,119	38,977	249,453

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,345	83,252	19,710	154,307

Proceeds from loans	291,204	—	—	291,204
Proceeds from warrants (Public and Private)	—	4,625	—	4,625
Principal paid on lease liabilities	—	—	(2,191)	(2,191)
Interest paid on lease liabilities	—	—	(1,267)	(1,267)
Repayments of loans	(218,902)	—	—	(218,902)
Repayments of borrowings	(42)	—	—	(42)
Interest and bank fees paid	(3,199)	—	—	(3,199)
Interest paid on convertible bonds	(223)	—	—	(223)

Total changes from financing cash flows	68,838	4,625	(3,458)	70,005

The effect of changes in foreign exchange rates	46	5,011	278	5,335

Change in fair value of derivative warrant liabilities	—	(80,748)	—	(80,748)
New leases	—	—	8,517	8,517
Governmental loan receivable	248	—	—	248
Public Warrants exercised	—	(6,306)	—	(6,306)
Business combinations	9,439	—	988	10,427
Interest and bank fees expenses	3,711	—	1,266	4,977

Total liability-related other changes	13,398	(87,054)	10,771	(62,885)

Balance at December 31, 2022	133,627	5,834	27,301	166,762

Summary of Trade and other payables

Details of trade and other payables at December 31, 2024 and 2023 are as follows:

(In thousand Euros)	December 31, 2024	December 31, 2023
Suppliers	23,517	36,538
Personnel (salaries payable)	5,390	5,843
Customer advances	145	2,700
Total	29,052	45,081

Summary of Trade payables subject to supplier finance arrangements

All trade payables subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of financial position.

(In thousand Euros)	December 31, 2024	December 31, 2023
Carrying amount of liabilities
Presented within trade and other payables	886	979
Presented within loans and borrowings (*)	31,681	33,068

Liabilities that are part of the arrangements	136 days after the invoice date	50 days after the invoice date

Comparable trade payables that are not part of the arrangements	60 days after the invoice date	60 days after the invoice date

(*) The supplier has already received the payment for this amount.